Empower SP Mid Cap 400 Index Fund Average Annual Total Returns		12 Months Ended	60 Months Ended	105 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%		14.29%
S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.50%	9.12%		10.72%
Institutional
Prospectus [Line Items]
Average Annual Return, Percent		7.35%	8.89%		10.51%
Performance Inception Date
Investor
Prospectus [Line Items]
Average Annual Return, Percent		6.94%	8.49%		10.10%
L
Prospectus [Line Items]
Average Annual Return, Percent		6.69%	8.23%	8.74%
Performance Inception Date	Apr. 07, 2017
L | Russell 3000® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		17.15%	13.15%	14.23%
L | S&P MidCap 400® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		7.50%	9.12%	9.56%